Other Long-term Assets (Long-term Investments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Investments in public companies, beginning of year	$ 2.5
Gain (loss) recognized in other income	(3.1)	$ 4.2
Investments in public companies, end of year	0.0	2.5
Non-current receivables from taxes other than income tax	6.4	15.7
Public Companies
Disclosure of financial assets [line items]
Investments in public companies, beginning of year	2.5	6.7
Gain (loss) recognized in other income	10.1	(4.2)
Dispositions	(12.6)	0.0
Investments in public companies, end of year	$ 0.0	2.5
Accumulated increase (decrease) in investments		$ 3.1